Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]		Treasury Shares [Member]	Total Teva Shareholders' Equity [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2022		$ 8,598	$ 57	$ 27,688	$ (12,975)	$ (2,838)		$ (4,128)	$ 7,804	$ 794
Beginning balance, shares at Dec. 31, 2022			1,217
Net income (loss)		(615)			(559)					(56)
Net income (loss)		(559)							(559)
Other comprehensive income (loss)		91				141			141	(50)
Other comprehensive income (loss)	[1]					141
Issuance of shares, shares			10
Stock-based compensation expense		121		121					121
Dividend to non-controlling interests	[2]	(68)								(68)
Ending balance at Dec. 31, 2023		8,126	$ 57	27,807	(13,534)	(2,697)		(4,128)	7,506	620
Ending balance, shares at Dec. 31, 2023			1,227
Net income (loss)		(1,959)			(1,639)					(320)
Net income (loss)		(1,639)							(1,639)
Other comprehensive income (loss)		(508)				(447)			(447)	(61)
Other comprehensive income (loss)	[1]					(450)
Issuance of shares, value		1	$ 1						1
Issuance of shares, shares			13
Stock-based compensation expense		123		123					123
Dividend to non-controlling interests	[2]	(18)								(18)
Proceeds from exercise of options		19		19					19
Purchase of shares from non-controlling interests	[3]	(64)		(45)		(3)			(48)	(16)
Reclassification to redeemable non-controlling interests	[4]	(340)		(142)					(142)	(198)
Ending balance at Dec. 31, 2024		5,380	$ 58	27,764	(15,173)	(3,148)		(4,128)	5,373	7
Ending balance, shares at Dec. 31, 2024			1,240
Net income (loss)		1,411			1,410					1
Net income (loss)		1,410							1,410
Other comprehensive income (loss)		784
Other comprehensive income (loss)		757				757	[1]		757
Issuance of shares, value		1							1
Issuance of shares, shares			16
Stock-based compensation expense		157		157					157
Dividend to non-controlling interests	[5]	(4)								(4)
Proceeds from exercise of options		47		47					47
Purchase of shares from non-controlling interests		(38)
Purchase of shares from redeemable non-controlling interests	[4]	165		165					165
Ending balance at Dec. 31, 2025		$ 7,914	$ 58	$ 28,133	$ (13,762)	$ (2,391)		$ (4,128)	$ 7,910	$ 4
Ending balance, shares at Dec. 31, 2025			1,256

[1]	Amounts do not include $27 million gain in 2025, $61 million loss in 2024 and $50 million loss in 2023 from foreign currency translation adjustments attributable to redeemable and non-redeemable non-controlling interests.
[2]	Mainly in connection with a declaration of dividends to non-controlling interests in Teva’s business venture in Japan.
[3]	Purchase of shares from non-controlling interests in a Teva’s subsidiary in Switzerland.
[4]	In connection with the sale of Teva’s business venture in Japan. See note 22.
[5]	In connection with a declaration of dividends to non-controlling interests in Teva’s subsidiary in Bulgaria.